EXPLORATION EXPENDITURES (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Total	$ 8,927	$ 4,719	$ 18,051
Feasibility Study and Engineering [Member]
Total	5,797	2,671	5,892
Field Management and Other [Member]
Total	811	940	1,791
Drilling [Member]
Total		197	4,976
Metallurgical Development [Member]
Total	2,209	844	4,506
Geologists and Field Staff [Member]
Total	$ 110	$ 67	$ 886